Condensed Consolidated Interim Balance Sheet - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022
Current assets
Cash and cash equivalents	$ 310,407	$ 326,441
Accounts receivable, net	21,180	72,971
Inventory	22,728	18,564
Other current assets	21,283	28,039
Total current assets	375,598	446,015
Non-current assets
Property, plant and equipment	5,260	3,261
Right-of-use assets	10,272	6,720
Intangible assets	12,358	14,360
Interest in joint venture	26,989	31,152
Deferred tax asset	35,400	26,757
Other long-term assets	1,023	903
Total non-current assets	91,302	83,153
Total assets	466,900	529,168
Current liabilities
Accounts payable	8,977	12,351
Other current liabilities	53,483	73,035
Lease liabilities, short-term	1,417	1,097
Senior secured term loans, short-term	14,329	12,474
Total current liabilities	78,206	98,957
Non-current liabilities
Warrant obligations	96	1,788
Deferred royalty obligation, long-term	305,266	212,353
Deferred gain of joint venture	23,539	23,539
Lease liabilities, long-term	10,076	6,564
Other long-term liabilities	6,191	0
Total non-current liabilities	442,875	341,484
Total liabilities	521,081	440,441
Equity attributable to owners of the parent
Share capital	7,312	7,312
Share premium	1,008,088	1,007,452
Treasury shares	(541)	(679)
Other reserves	166,334	155,683
Cumulative translation adjustments	(339)	(356)
Accumulated losses	(1,235,035)	(1,080,685)
Total equity attributable to owners of the parent	(54,181)	88,727
Total liabilities and equity	466,900	529,168
Senior Secured Term Loans
Non-current liabilities
Convertible loans, long-term	$ 97,707	$ 97,240